Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		3 Months Ended	8 Months Ended
		Sep. 30, 2024	Sep. 30, 2024
Operating expenses
Research and development	[1]	$ 25,691	$ 49,557
General and administrative	[2]	3,758	8,248
Total operating expenses		29,449	57,805
Loss from operations		(29,449)	(57,805)
Other income (expense)
Interest income		1,330	1,330
Interest expense	[3]	(504)	(1,468)
Total other income (expense), net		826	(138)
Net loss and comprehensive loss		$ (28,623)	$ (57,943)
Net loss per share attributable, basic (in Dollars per share)		$ (1.46)	$ (6.08)
Net loss per share attributable, diluted (in Dollars per share)		$ (1.46)	$ (6.08)
Weighted-average shares used in computing net loss per share attributable, basic (in Shares)		15,013,655	7,765,381
Weighted-average shares used in computing net loss per share attributable, diluted (in Shares)		15,013,655	7,765,381
Series A Non-Voting Convertible Preferred Stockholders
Other income (expense)
Net loss per share attributable, basic (in Dollars per share)		$ (1,461.1)	$ (6,077.25)
Net loss per share attributable, diluted (in Dollars per share)		$ (1,461.1)	$ (6,077.25)
Weighted-average shares used in computing net loss per share attributable, basic (in Shares)		477	184
Weighted-average shares used in computing net loss per share attributable, diluted (in Shares)		477	184
Series B Non-Voting Convertible Preferred Stockholders
Other income (expense)
Net loss per share attributable, basic (in Dollars per share)		$ (121.76)	$ (506.44)
Net loss per share attributable, diluted (in Dollars per share)		$ (121.76)	$ (506.44)
Weighted-average shares used in computing net loss per share attributable, basic (in Shares)		49,191	19,015
Weighted-average shares used in computing net loss per share attributable, diluted (in Shares)		49,191	19,015

[1]	Includes related party amount of $13,537 for the three months ended September 30, 2024 and $33,967 for the period from February 6, 2024 (inception) to September 30, 2024
[2]	Includes related party amount of $71 for the three months ended September 30, 2024 and $1,339 for the period from February 6, 2024 (inception) to September 30, 2024
[3]	Includes related party amount of $504 for the three months ended September 30, 2024 and $1,468 for the period from February 6, 2024 (inception) to September 30, 2024